Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash generated from (used in) operating activities:
Loss for the year	$ 163,899	$ (35,193)
Tax expense (recovery)	34,829	40,798
Items not affecting cash:
Depreciation and amortization	293,235	299,134
Share-based payment expense (recovery)	15,919	9,887
Net finance expense	100,179	164,279
Change in fair value of derivatives	1,790	(1,238)
Change in deferred revenue related to stream	(48,958)	(65,762)
Change in taxes receivable/payable, net	(39,326)	(3,666)
Unrealized (gain) loss on warrants	(1,051)	2,111
Pension and other employee benefit payments, net of accruals	3,142	(11,120)
(Gain) loss on available-for-sale investments	1,970	(373)
Asset and goodwill impairment losses	11,320	0
Other and foreign exchange	4,230	2,625
Taxes paid	(10,617)	(13,614)
Operating cash flow before change in non-cash working capital	530,561	387,868
Change in non-cash working capital	9,015	87,206
Net cash flows from (used in) operating activities	539,576	475,074
Cash generated from (used in) investing activities:
Acquisition of property, plant and equipment	(249,763)	(192,822)
Acquisition of investments	(2,245)	(359)
Release of (addition to) restricted cash	16,854	45,913
Net interest received (paid)	890	212
Net cash flows from (used in) investing activities	(234,264)	(147,056)
Cash generated from (used in) financing activities:
Long-term debt borrowing, net of transaction costs paid	25,000	62,247
Principal repayments	(281,439)	(176,490)
Net refinancing of senior unsecured notes	0	21,194
Interest paid	(52,743)	(126,520)
Financing costs	(26,597)	(21,763)
Payment of finance lease	(7,509)	(2,897)
Sale leaseback	67,275	0
Net proceeds from issuance of equity	186,852	11,719
Dividends paid	(3,686)	(3,567)
Net cash flows from (used in) financing activities	(92,847)	(236,077)
Effect of movement in exchange rates on cash and cash equivalents	(2,830)	1,071
Net increase (decrease) in cash and cash equivalents	209,635	93,012
Cash and cash equivalents, beginning of year	146,864	53,852
Cash and cash equivalents, end of year	$ 356,499	$ 146,864